As filed with the Securities and Exchange Commission on August 17, 2011
                                                    1933 Act File No. 333-174308


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  [__] Pre-Effective Amendment No. [_]     [X] Post-Effective Amendment No. 2

                        (Check appropriate box or boxes)

                          Touchstone Funds Group Trust
               (Exact Name Of Registrant As Specified In Charter)

                                 (800) 543-0407
                        (Area Code and Telephone Number)

                 303 Broadway, Suite 1100, Cincinnati, OH 45202
                    (Address of Principal Executive Offices)

                               Jay S. Fitton, Esq.
                                   J.P. Morgan
                             303 Broadway, Suite 900
                              Cincinnati, OH 45202
                                  513-878-4066
                     (Name and Address of Agent for Service)

                                    Copy to:

                               John M. Ford, Esq.
                              Pepper Hamilton, LLP
                              3000 Two Logan Square
                             Philadelphia, PA 19103

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This post-effective amendment is being filed solely for the purpose of filing an exhibit to the registration statement on Form N-14 (File No. 333-174308), filed with the Commission on May 18, 2011 (the "Registration Statement"). Parts A and B are incorporated herein by reference to post-effective amendment no. 1 to the Registration Statement, filed with the Commission on June 29, 2011 ("Post-Effective Amendment No. 1"). Part C is incorporated herein by reference to Post-Effective Amendment No. 1, except that sub-item 12 of Item 16 and Item 17 are restated in their entirety as indicated herein.

                                     PART C

                                OTHER INFORMATION

ITEM 16.  EXHIBITS.

(12) Tax Opinion of Pepper Hamilton LLP is filed herewith.

ITEM 17.  UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment no. 2 to the Registrant's registration statement on Form N-14 under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment no. 2 to the Registrant's registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the in the City of Cincinnati and State of Ohio on the 17th day of August 2011.

                                                Touchstone Funds Group Trust


                                           By:  /s/ Jill T. McGruder
                                                --------------------------------
                                                Jill T. McGruder
                                                President


As required by the Securities Act of 1933, this post-effective amendment no. 2 to the Registrant's registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.


*                          Trustee                               August 17, 2011
-------------------------
Phillip R. Cox


*                          Trustee                               August 17, 2011
-------------------------
Donald C. Siekmann


*                          Trustee                               August 17, 2011
-------------------------
H. Jerome Lerner


*                          Trustee                               August 17, 2011
-------------------------
John P. Zanotti


*                          Trustee                               August 17, 2011
-------------------------
Susan J. Hickenlooper


/s/ Jill T. McGruder       Trustee and President                 August 17, 2011
-------------------------
Jill T. McGruder


                           Controller, Treasurer and Principal   August 17, 2011
/s/ Terrie A. Wiedenheft   Financial Officer
-------------------------
Terrie A. Wiedenheft


     * By:   /s/ Jay S. Fitton
             --------------------------
             Jay S. Fitton
             Attorney-in-Fact Pursuant to Power of Attorney

                                  EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION

(12)              Tax Opinion of Pepper Hamilton LLP.